Related Party Transactions	12 Months Ended
Dec. 31, 2017
Related party transactions [abstract]
Related Party Transactions

NOTE 13 - Related Party Transactions

During the year ended December 31, 2017, the Company entered into the following transactions with related parties, not disclosed elsewhere in these financial statements:

i.

As at December 31, 2017, $640,573 (2016 - $2,281) was included in accounts payable and accrued liabilities owing to officers and directors of the Company in relation to accrued management fees, professional fees and reimbursement of expenses.

ii.	As at December 31, 2017, $7,000 (2016 - $nil) was included in prepaid expenses for prepayments made to directors of the Company in relation to director fees.
iii.	A director and officer resigned and the Company agreed to pay a total termination payment of $384,902 in accordance with the terms and conditions of his consulting agreement with the Company.
iv.	The Company received $4,500 (2016 - $nil) of rent from a company related by way of common officers.

Summary of key management personnel compensation:

Key management personnel includes those persons having authority and responsibility for planning, directing, and controlling the activities of the Company as a whole. The Company has determined that key management personnel consists of members of the Company’s Board of Directors and corporate officers, including the Company’s Chief Executive Officer and Chief Financial Officer.

	For the year ended December 31,
	2017	2016
	$	$
Management fees	1,750,691	1,609,555
Consulting fees	-	30,570
Professional fees	187,000	-
Exploration and evaluation assets expenditures	353,520	521,957
Wages and salaries	43,633	92,110
Share-based compensation	2,228,191	755,153
	4,563,035	3,009,345